Inventory - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory reserves	$ 0.3	$ 0.3	$ 1.0